Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Mar. 15, 2012	Jun. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	CENTRAL FEDERAL CORP
Entity Central Index Key	0001070680
Document Type	10-K
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 2.7
Entity Common Stock, Shares Outstanding		4,128,198